Goodwill and Intangible Assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill (note 8)	$ 8,059,000	$ 8,059,000
Operating Segments | Conventional Tankers
Goodwill [Line Items]
Goodwill (note 8)	1,900,000	1,900,000
Goodwill impairment	0	0
Operating Segments | Ship-to-Ship Transfer
Goodwill [Line Items]
Goodwill (note 8)	6,200,000	6,200,000
Goodwill impairment	$ 0	$ 0